Loans and Allowance for Loan Losses (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of the allowance for loan losses
Balance, beginning of period	$ 13,809	$ 14,565	$ 14,797
Additions:
Provision for loan losses	8,900	11,523	15,254
Deductions:
Loans charged off	8,789	13,206	16,189
Less recoveries on loans	(922)	(927)	(703)
Net loans charged off	(7,867)	12,279	15,486
Balance, end of period	14,842	13,809	14,565
Commercial, Financial, and Agricultural [Member]
Summary of the allowance for loan losses
Balance, beginning of period	1,804	2,931	2,773
Additions:
Provision for loan losses	1,732	837	1,908
Deductions:
Loans charged off	1,760	2,157	1,903
Less recoveries on loans	(161)	(193)	(153)
Net loans charged off	1,599	1,964	1,750
Balance, end of period	1,937	1,804	2,931
Real Estate Construction - Residential [Member]
Summary of the allowance for loan losses
Balance, beginning of period	1,188	2,067	348
Additions:
Provision for loan losses	(523)	914	2,622
Deductions:
Loans charged off	0	1,858	933
Less recoveries on loans	(67)	(65)	(30)
Net loans charged off	(67)	1,793	903
Balance, end of period	732	1,188	2,067
Real Estate Construction - Commercial [Member]
Summary of the allowance for loan losses
Balance, beginning of period	1,562	1,339	1,740
Additions:
Provision for loan losses	126	485	4,133
Deductions:
Loans charged off	0	512	4,556
Less recoveries on loans	(23)	(250)	(22)
Net loans charged off	(23)	262	4,534
Balance, end of period	1,711	1,562	1,339
Real Estate Mortgage - Residential [Member]
Summary of the allowance for loan losses
Balance, beginning of period	3,251	3,922	3,488
Additions:
Provision for loan losses	955	1,104	4,740
Deductions:
Loans charged off	977	1,883	4,534
Less recoveries on loans	(158)	(108)	(228)
Net loans charged off	819	1,775	4,306
Balance, end of period	3,387	3,251	3,922
Real Estate Mortgage - Commercial [Member]
Summary of the allowance for loan losses
Balance, beginning of period	5,734	3,458	4,693
Additions:
Provision for loan losses	6,318	8,593	2,577
Deductions:
Loans charged off	5,466	6,420	3,841
Less recoveries on loans	(248)	(103)	(29)
Net loans charged off	5,218	6,317	3,812
Balance, end of period	6,834	5,734	3,458
Installment Loans to Individuals [Member]
Summary of the allowance for loan losses
Balance, beginning of period	267	231	380
Additions:
Provision for loan losses	293	204	32
Deductions:
Loans charged off	586	376	422
Less recoveries on loans	(265)	(208)	(241)
Net loans charged off	321	168	181
Balance, end of period	239	267	231
Unallocated [Member]
Summary of the allowance for loan losses
Balance, beginning of period	3	617	1,375
Additions:
Provision for loan losses	(1)	(614)	(758)
Deductions:
Loans charged off	0	0	0
Less recoveries on loans	0	0	0
Net loans charged off	0	0	0
Balance, end of period	$ 2	$ 3	$ 617